UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2004
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   February 25, 2005


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   77

Form 13F Information Table Value Total:   $47857



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Commonwealth Finl          COM              319829107      270    17565 SH       SOLE                    17565
3M Company                     COM              88579Y101      721     8790 SH       SOLE                     8790
ALLTEL Corp                    COM              020039103      888    15120 SH       SOLE                    15120
Action Performance Cos.        COM              004933107      118    10700 SH       SOLE                    10700
American Intl. Group           COM              026874107     1096    16687 SH       SOLE                    16687
Amgen Inc.                     COM              031162100      634     9890 SH       SOLE                     9890
Anheuser-Busch Cos.            COM              035229103      559    11020 SH       SOLE                    11020
Argon State, Inc.              COM              040149106      267     7540 SH       SOLE                     7540
Auto. Data Processing          COM              053015103      914    20620 SH       SOLE                    20620
Bank of America                COM              060505104      580    12335 SH       SOLE                    12335
Bemis Co.                      COM              081437105      705    24250 SH       SOLE                    24250
Burlington Resources           COM              122014103      636    14630 SH       SOLE                    14630
CVS Corp.                      COM              126650100      955    21180 SH       SOLE                    21180
Cadbury Schweppes              COM              127209302      618    16380 SH       SOLE                    16380
Cardinal Health                COM              14149Y108      551     9470 SH       SOLE                     9470
Cisco Systems Inc.             COM              17275R102      254    13170 SH       SOLE                    13170
Citigroup, Inc.                COM              172967101      587    12183 SH       SOLE                    12183
Citizens Communications        COM              17453B101      316    22910 SH       SOLE                    22910
Colgate-Palmolive Co.          COM              194162103      649    12680 SH       SOLE                    12680
Colonial Properties Trust      COM              195872106      317     8075 SH       SOLE                     8075
ConAgra Foods                  COM              205887102     1099    37320 SH       SOLE                    37320
Crawford & Co. Cl. A           COM              224633206      187    26690 SH       SOLE                    26690
Dell, Inc.                     COM              24702R101     1191    28265 SH       SOLE                    28265
Dover Corp.                    COM              260003108      596    14220 SH       SOLE                    14220
Dow Jones & Co.                COM              260561105      674    15645 SH       SOLE                    15645
DuPont (E.I.)                  COM              263534109     1174    23932 SH       SOLE                    23932
Duke Energy Corp.              COM              264399106      637    25150 SH       SOLE                    25150
EMCOR Group Inc.               COM              29084Q100      209     4620 SH       SOLE                     4620
Exxon Mobil Corp.              COM              30231G102     1630    31804 SH       SOLE                    31804
Fidelity Natl. Finance         COM              316326107      587    12851 SH       SOLE                    12851
Fifth Third Bancorp            COM              316773100      565    11950 SH       SOLE                    11950
First Data Corp.               COM              319963104     1271    29875 SH       SOLE                    29875
Gannett Co., Inc.              COM              364730101      895    10950 SH       SOLE                    10950
General Electric               COM              369604103      926    25365 SH       SOLE                    25365
Gruma S.A. de C.V. ADR         COM              400131306      179    18790 SH       SOLE                    18790
Health Mgm't Assoc.            COM              421933102      576    25335 SH       SOLE                    25335
Home Depot Inc.                COM              437076102      746    17450 SH       SOLE                    17450
Hormel Foods Corp.             COM              440452100      535    17080 SH       SOLE                    17080
Int'l Business Machines        COM              459200101      798     8095 SH       SOLE                     8095
Intel Corp.                    COM              458140100      642    27460 SH       SOLE                    27460
Johnson & Johnson              COM              478160104      952    15017 SH       SOLE                    15017
Lance Inc.                     COM              514606102      337    17735 SH       SOLE                    17735
Lloyds TSB Grp PLC             COM              539439109      372    10125 SH       SOLE                    10125
MBNA Corp.                     COM              55262L100      723    25660 SH       SOLE                    25660
Mattel Inc.                    COM              577081102      589    30240 SH       SOLE                    30240
McKesson Corp.                 COM              58155Q103      522    16580 SH       SOLE                    16580
Medtronic Inc.                 COM              585055106      611    12295 SH       SOLE                    12295
Microsoft Corp.                COM              594918104     1433    53622 SH       SOLE                    53622
NY Cmnty Bancorp               COM              649445103      299    14530 SH       SOLE                    14530
Natl. Fuel Gas                 COM              636180101      408    14380 SH       SOLE                    14380
Natl. Penn Bancshares          COM              637138108      325    11723 SH       SOLE                    11723
New Plan Excel Realty          COM              648053106      305    11275 SH       SOLE                    11275
Newell Rubbermaid              COM              651229106      278    11500 SH       SOLE                    11500
Novartis AG                    COM              66987V109      525    10395 SH       SOLE                    10395
OSI Systems Inc.               COM              671044105      222     9760 SH       SOLE                     9760
PepsiCo Inc.                   COM              713448108      929    17790 SH       SOLE                    17790
Pfizer Inc.                    COM              717081103      959    35682 SH       SOLE                    35682
Pitney Bowes Inc.              COM              724479100      673    14540 SH       SOLE                    14540
Procter & Gamble               COM              742718109      363     6586 SH       SOLE                     6586
Regal Entertainment            COM              758766109      278    13395 SH       SOLE                    13395
Regions Financial              COM              7591EP100      439    12325 SH       SOLE                    12325
Russ Berrie & Co.              COM              782233100      200     8760 SH       SOLE                     8760
SBC Communications             COM              78387G103      424    16449 SH       SOLE                    16449
Standard Register              COM              853887107      184    13005 SH       SOLE                    13005
TJX Companies                  COM              872540109      771    30665 SH       SOLE                    30665
TrustCo Bank                   COM              898349105      297    21555 SH       SOLE                    21555
Tupperware Corp.               COM              899896104      342    16485 SH       SOLE                    16485
Tyco International             COM              902124106     1039    29058 SH       SOLE                    29058
UST Inc.                       COM              902911106      371     7705 SH       SOLE                     7705
United Technologies            COM              913017109     1054    10200 SH       SOLE                    10200
UnitedHealth Group             COM              91324P102      263     2990 SH       SOLE                     2990
Universal American Finance     COM              913377107      170    11010 SH       SOLE                    11010
Wachovia Corp.                 COM              929903102      843    16036 SH       SOLE                    16036
Washington Mutual              COM              939322103      899    21273 SH       SOLE                    21273
Waters Corp.                   COM              941848103      558    11930 SH       SOLE                    11930
Wells Fargo & Co.              COM              949746101      750    12061 SH       SOLE                    12061
Wyeth                          COM              983024100     1398    32827 SH       SOLE                    32827